Related Party Transactions, Founder Shares (Details)		12 Months Ended
	Sep. 12, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares
Founder Shares [Abstract]
Stock conversion basis at time of business combination		1
Class A Common Stock [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)		5,000,000	0
Class B Common Stock [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)		750,000	5,750,000
Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Period after initial business combination		150 days
Sponsor [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination	1
Holding period for transfer, assignment or sale of founder shares		360 days
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Period after initial business combination		150 days
Sponsor [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares	$ 12
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares		$ 12
Sponsor [Member] | Founder Shares [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Proceeds from issuance of ordinary share | $		$ 25,000
Common stock, shares outstanding (in shares)		5,750,000
Stock conversion basis at time of business combination		1
Holding period for transfer, assignment or sale of founder shares		360 days